Equity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Equity

NOTE 15—EQUITY

Equity consisted of:

	As of December 31,
	2017	2016
	(millions of euros)
Equity attributable to owners of the Parent	21,557	21,207
Non-controlling interests	2,226	2,346

Total	23,783	23,553

The composition of the “Equity attributable to owners of the Parent” is the following:

	As of December 31,
	2017	2016
	(millions of euros)
Share capital	11,587	11,587
Additional paid-in capital	2,094	2,094
Other reserves and retained earnings (accumulated losses), including profit (loss) for the year(*)	7,876	7,526

Total	21,557	21,207

(*) of which:

Reserve for available-for-sale financial assets	42	39
Reserve for hedging instruments	(582)	(551)
Reserve for exchange differences on translating foreign operations	(955)	(366)
Reserve for remeasurements of employee defined benefit plans (IAS 19)	(104)	(113)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method
Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	9,475	8,517

Movements in Share Capital in 2017, amounting to 11,587 million euros, net of treasury shares of 90 million euros, are shown in the tables below:

Reconciliation between the number of outstanding shares at December 31, 2014 and December 31, 2015

	Shares as of December 31, 2014	Shares issued for plans destined for employees	Shares as of December 31, 2015	Percentage of Share Capital
	(number of shares)
Ordinary Shares issued (a)	13,470,955,451	28,956,320	13,499,911,771	69.13%
Less: Treasury Shares (b)	(162,216,387)	(1,538,001)	(163,754,388)

Ordinary Shares Outstanding (c)	13,308,739,064	27,418,319	13,336,157,383

Savings Shares Issued and Outstanding (d)	6,026,120,661	1,671,038	6,027,791,699	30.87%

Total TIM S.p.A shares issued (a+d)	19,497,076,112	30,627,358	19,527,703,470	100.00%

Total TIM S.p.A. shares outstanding (c+d)	19,334,859,725	29,089,357	19,363,949,082

Reconciliation between the number of outstanding shares at December 31, 2015 and December 31, 2016

	Shares as of December 31, 2015	Shares issued for the full conversion of the Mandatory Convertible Bond due 2016	Shares as of December 31, 2016	Percentage of Share Capital
	(number of shares)
Ordinary Shares issued (a)	13,499,911,771	1,703,210,812	15,203,122,583	71.61%
Less: Treasury Shares (b)	(163,754,388)		(163,754,388)

Ordinary Shares Outstanding (c)	13,336,157,383	1,703,210,812	15,039,368,195

Savings Shares Issued and Outstanding (d)	6,027,791,699		6,027,791,699	28.39%

Total TIM S.p.A. shares issued (a+d)	19,527,703,470	1,703,210,812	21,230,914,282	100.00%

Total TIM S.p.A. shares outstanding (c+d)	19,363,949,082	1,703,210,812	21,067,159,894

Reconciliation between the number of outstanding shares at December 31, 2016 and December 31, 2017

	Shares as of December 31, 2016	Share issues	Shares as of December 31, 2017	Percentage of Share Capital
	(number of shares)
Ordinary Shares issued (a)	15,203,122,583		15,203,122,583	71.61%
Less: Treasury Shares (b)	(163,754,388)		(163,754,388)

Ordinary Shares Outstanding (c)	15,039,368,195		15,039,368,195

Savings Shares Issued and Outstanding (d)	6,027,791,699		6,027,791,699	28.39%

Total TIM S.p.A. shares issued (a+d)	21,230,914,282	—	21,230,914,282	100.00%

Total TIM S.p.A. shares outstanding (c+d)	21,067,159,894	—	21,067,159,894

Reconciliation between the value of the outstanding shares as of December 31, 2014 and December 31, 2015

	Share capital as of December 31, 2014	Change in share capital as a result of plans destined for employees	Share capital as of December 31, 2015
	(millions of euros)
Ordinary Shares issued (a)	7,409	16	7,425
Less: Treasury Shares (b)	(89)	(1)	(90)

Ordinary Shares Outstanding (c)	7,320	15	7,335

Savings Shares Issued and Outstanding (d)	3,314	1	3,315

Total TIM S.p.A. share capital issued (a+d)	10,723	17	10,740

Total TIM S.p.A. share capital outstanding (c+d)	10,634	16	10,650

Reconciliation between the value of the outstanding shares as of December 31, 2015 and December 31, 2016

	Share capital as of December 31, 2015	Change in share capital as a result of the full conversion of the Mandatory Convertible Bond due 2016	Share capital as of December 31, 2016
	(millions of euros)
Ordinary Shares issued (a)	7,425	937	8,362
Less: Treasury Shares (b)	(90)		(90)

Ordinary Shares Outstanding (c)	7,335	937	8,272

Savings Shares Issued and Outstanding (d)	3,315		3,315

Total TIM S.p.A. share capital issued (a+d)	10,740	937	11,677

Total TIM S.p.A. share capital outstanding (c+d)	10,650	937	11,587

Reconciliation between the value of the outstanding shares as of December 31, 2016 and December 31, 2017

	Share capital as of December 31, 2016	Change in share capital	Share capital as of December 31, 2017
	(millions of euros)
Ordinary Shares issued (a)	8,362		8,362
Less: Treasury Shares (b)	(90)		(90)

Ordinary Shares Outstanding (c)	8,272		8,272

Savings Shares Issued and Outstanding (d)	3,315		3,315

Total TIM S.p.A. share capital issued (a+d)	11,677	—	11,677

Total TIM S.p.A. share capital outstanding (c+d)	11,587	—	11,587

The total value of the ordinary treasury shares at December 31, 2017, amounting to 510 million euros, was recorded as follows: the part relating to accounting par value (90 million euros) was recognized as a deduction from share capital issued and the remaining part as a deduction from Other reserves and retained earnings (accumulated losses), including profit (loss) for the year.

SHARE CAPITAL INFORMATION

The TIM S.p.A. ordinary and savings shares are listed respectively in Italy (FTSE index) and on the NYSE in the form of American Depositary Shares, each ADS corresponding to 10 shares of ordinary or savings shares, respectively, represented by American Depositary Receipts (ADRs) issued by JPMorgan Chase Bank.

In the shareholder resolutions passed to increase share capital against cash payments, the pre-emptive right can be excluded to the extent of a maximum of ten percent of the pre-existing share capital, on condition that the issue price corresponds to the market price of the shares and that this is confirmed in a specific report issued by the firm charged with the audit of the Company.

The Group sources itself with the capital necessary to fund its requirements for business development and operations; the sources of funds are found in a balanced mix of equity, permanently invested by the shareholders, and debt capital, to guarantee a balanced financial structure and minimize the total cost of capital, with a resulting advantage to all the stakeholders.

Debt capital is structured according to different maturities and currencies to ensure an adequate diversification of the sources of funding and an efficient access to external sources of financing (taking advantage of the best opportunities offered in the financial markets of the euro, U.S. dollar and Pound sterling areas to minimize costs), taking care to reduce the refinancing risk.

The remuneration of equity is proposed by the board of directors to the shareholders’ meeting, which meets to approve the annual financial statements, based upon market trends and business performance, once all the other obligations are met, including debt servicing. Therefore, in order to guarantee an adequate remuneration of capital, safeguard company continuity and business development, the Group constantly monitors the change in debt levels in relation to equity, the level of net debt and the operating margin of industrial operations.

RIGHTS OF SAVINGS SHARES

The rights of the TIM S.p.A. savings shares are indicated below:

•	the profit shown in the duly approved separate financial statements, less the amount appropriated to the legal reserve, must be distributed to the holders of savings shares in an amount up to 5% of the 0.55 euros per share;

•	after assigning preferred dividends to the savings shares, the distribution of which is approved by the shareholders’ meeting, the remaining profit shall be assigned to all the shares so that the savings shares have the right to dividends that are higher, than the dividends to which the ordinary shares are entitled, by 2% of 0.55 euros per share;

•	if in any one year dividends of below 5% of the 0.55 euros per share are paid to the savings shares, the difference is carried over and added to the preferred dividends for the next two successive years;

•	in the case of the distribution of reserves, the savings shares have the same rights as ordinary shares. Moreover, when there is no profit or insufficient profit reported in the separate financial statements for the year to satisfy the rights of the savings shares, the shareholders’ meeting called to approve those separate financial statements may choose to satisfy the dividend right and/or the additional right by distributing available reserves. The distribution of available reserves for such payments excludes the application of the mechanism extending the right to the preferred dividend not paid through the distribution of profits for the following two years;

•	the reduction of share capital as a result of losses does not affect the savings shares except for the amount of the loss which is not covered by the portion of the share capital represented by the other shares;

•	upon the wind-up of TIM S.p.A., the savings shares have a pre-emptive right in the reimbursement of capital up to the amount of 0.55 euros per share;

•	in the event of the cessation of trading in the Company’s ordinary or savings shares, the holder of savings shares may ask TIM S.p.A. to convert its shares into ordinary shares, according to the manner resolved by the special session of the shareholders’ meeting called for that purpose within two months of being excluded from trading.

Additional paid-in capital, amounting to 2,094 million euros, was unchanged with respect to December 31, 2016.

Other reserves moved through the Statements of comprehensive income comprised:

•	The Reserve for available-for-sale financial assets, which had a positive balance of 42 million euros at December 31, 2017, showed an increase of 3 million euros compared to December 31, 2016. The increase was attributable to unrealized gains on the securities portfolio of Telecom Italia Finance (5 million euros), the negative fair value adjustment of other available-for-sale financial assets held by the Parent TIM (6 million euros), and unrealized gains on the investments in Assicurazioni Generali and Fin.Priv. of the Parent TIM (4 million euros). This reserve is stated net of deferred tax liabilities of 11 million euros (at December 31, 2016, it was stated net of deferred tax liabilities of 13 million euros).

•	The Reserve for cash flow hedges, had a negative balance of 582 million euros at December 31, 2017, (negative 551 million euros at December 31, 2016). This reserve is stated net of deferred tax assets of 164 million euros (at December 31, 2016, it was stated net of deferred tax assets of 167 million euros). In particular, this reserve includes the effective portion of gains or losses on the fair value adjustments of derivatives designated as cash flow hedges of the exposure to volatility in the cash flows of assets or liabilities recognized in the financial statements (“cash flow hedge”).

•	The Reserve for exchange differences on translating foreign operations showed a negative balance of 955 million euros at December 31, 2017 (negative 366 million euros at December 31, 2016) and mainly related to exchange differences resulting from the translation into euros of the financial statements of companies belonging to the Brazil Business Unit (negative 969 million euros versus negative 414 million euros at December 31, 2016).

•	The Reserve for re-measurements of employee defined benefit plans, which had a negative balance of 104 million euros, was down by 9 million euros compared to December 31, 2016. This reserve is stated net of deferred tax assets of 26 million euros (at December 31, 2016, it was stated net of deferred tax assets of 27 million euros). In particular, this reserve includes the recognition of changes in actuarial gains (losses).

•	The Share of other profits (losses) of associates and joint ventures accounted for using the equity method, was nil at both December 31, 2017 and at December 31, 2016.

Other sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year amounted to 9,475 million euros, showing an increase of 958 million euros, as detailed below:

	Year ended December 31,
	2017	2016
	(millions of euros)
Profit (loss) for the year attributable to Owners of the Parent	1,121	1,808
Dividends approved—TIM S.p.A.	(166)	(166)
Grant of equity instruments	(6)	1
Other changes	9	(16)

Change for the year in Sundry reserves and retained earnings (accumulated losses), including profit (loss) for the year	958	1,627

Non-controlling interests amounted to 2,226 million euros, mainly relating to companies belonging to the Brazil Business Unit (1,556 million euros) and the company Inwit (609 million euros), showing a drop of 120 million euros compared to December 31, 2016, as detailed below:

	Year ended December 31,
	2017	2016
	(millions of euros)
Profit (loss) for the year attributable to Non-controlling interests	166	158
Group Company dividends paid to non-controlling shareholders	(64)	(38)
Changes in the Reserve for exchange differences on translating foreign operations	(236)	109
Disposal of the Sofora—Telecom Argentina group		(1,582)
Other changes	14	4

Change for the year in Equity attributable to Non-Controlling interests	(120)	(1,349)

The Reserve for exchange differences on translating foreign operations attributable to non-controlling interests showed a negative balance of 471 million euros at December 31, 2017 (negative 235 million euros at December 31, 2016), relating entirely to exchange differences arising from the translation into euros of the financial statements of the companies belonging to the Brazil Business Unit.

Future Potential changes in share capital

“Future potential changes in share capital” are presented in the Note “Earnings per share”.